Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000130440 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000130440 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000130440 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000130440 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000130440 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000130440 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000130440 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000130440 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000130440 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000130440 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
C000130440 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000130440 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130440 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130440 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130440 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130440 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130440 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130440 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130440 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130440 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130440 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130440 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130440 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130440 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042692 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000042692 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000042692 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000042692 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000042692 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000042692 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000042692 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000042692 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000042692 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000042692 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[2]
C000042692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000042692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042692 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042692 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042692 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042692 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000042692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042692 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042692 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042692 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042692 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042692 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042691 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000042691 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000042691 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000042691 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000042691 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000042691 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000042691 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000042691 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000042691 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000042691 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000042691 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000042691 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042691 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042691 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042691 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042691 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000042691 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042691 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042691 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042691 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042691 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042691 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042691 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042691 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042690 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000042690 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000042690 [Member] | ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000042690 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000042690 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000042690 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000042690 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000042690 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000042690 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000042690 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[4]
C000042690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000042690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042690 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000042690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000042690 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000042690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042690 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042690 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042690 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042690 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042694 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000042694 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000042694 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000042694 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000042694 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000042694 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000042694 [Member] | SGS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000042694 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000042694 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000042694 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000042694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000042694 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000042694 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000042694 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042694 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000042694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000042694 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042694 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000042694 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000042694 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042694 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000042694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042694 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042694 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042695 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[6]
C000042695 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000042695 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000042695 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000042695 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000042695 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[6]
C000042695 [Member] | SGS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000042695 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000042695 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[6]
C000042695 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000042695 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042695 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000042695 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000042695 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000042695 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042695 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000042695 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000042695 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042695 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042695 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000042695 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042695 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000042695 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042695 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042695 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000042695 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042695 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042695 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000042696 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000042696 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000042696 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000042696 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000042696 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000042696 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000042696 [Member] | SGS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000042696 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000042696 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000042696 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000042696 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042696 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000042696 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000042696 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000042696 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042696 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000042696 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000042696 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042696 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042696 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000042696 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000042696 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000042696 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042696 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042696 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000042696 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042696 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000042696 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000130441 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
C000130441 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000130441 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000130441 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000130441 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000130441 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000130441 [Member] | SGS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130441 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130441 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000130441 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000130441 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130441 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000130441 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000130441 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130441 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130441 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130441 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000130441 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130441 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130441 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000130441 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130441 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130441 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130441 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130441 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130441 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130441 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130441 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.